Warrants (Tables)	9 Months Ended
Sep. 30, 2018
Warrants [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights

As of September 30, 2018, the following warrants were outstanding:

	OUTSTANDING SHARES	EXERCISE PRICE PER SHARE	EXPIRATION DATE
2014 Warrants	19,931	$5.912	August 2020
Term A Warrants	53,720	$11.169	February 2025
Term B Warrants	40,292	$11.169	September 2025

	113,943